StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated - 6.9% of NAV					1,2,3,4
North America - 6.2% of NAV
ActiveProspect Five Elms, L.P.	Private Equity	12/30/2025	$17,178,667	$17,142,858	*,5
Gator Co-Invest LI, L.P.	Private Equity	10/21/2025	3,268,237	3,227,433	*,6
Gator Co-Invest VE, L.P.	Private Equity	11/12/2025	11,250,000	11,250,000	*,5
HS Sky LLC	Private Equity	12/22/2025	44,000,000	44,000,000	*,5
MDCP Co-Investors (Chicago-C), L.P.	Private Equity	10/28/2025	9,036,545	9,036,545	*,5
Total North America			$84,733,449	$84,656,836

Rest of the World - 0.7% of NAV
MC Accelerate Co-Invest Feeder LP	Private Equity	09/26/2025	$10,017,513	$10,000,000	*,5
Total Rest of the World			$10,017,513	$10,000,000
Total Non-Controlled/Non-Affiliated Co-Investments			$94,750,962	$94,656,836

Secondary Investments - Non-Controlled/Non-Affiliated - 45.1% of NAV					1,2,3,4
Europe - 3.9% of NAV
Advent International GPE VIII-B-3 Limited Partnership	Private Equity	12/31/2025	$2,210,268	$2,927,881	*,5
Advent International GPE VIII-C Limited Partnership	Private Equity	12/31/2025	559,234	715,971	*,5
EMK Capital Partners II LP	Private Equity	12/31/2025	18,092,600	20,741,772	*,⁺,5
Epiris Fund II (B) L.P.	Private Equity	09/30/2025	3,913,637	5,198,357	*,⁺,5
Exponent Private Equity Partners III, LP	Private Equity	09/30/2025	2,305,034	3,349,154	*,⁺,5
Generali Lion River Fund XV SCSp	Private Equity	11/20/2025	—	—	*,⁺,5
Generali Lion River Secondary Fund I SCSp	Private Equity	11/20/2025	5,995,217	6,884,715	*,⁺,5
MML Dorchester SCSp	Private Equity	12/17/2025	6,100,267	6,387,371	*,⁺,5
WSOF IV Feeder C.V.	Private Equity	12/16/2025	6,968,186	7,331,327	*,⁺
Total Europe			$46,144,443	$53,536,548

North America - 40.8% of NAV
Aquiline Financial Services Fund IV L.P.	Private Equity	10/01/2025	$4,346,270	$6,015,929	⁺,5
Audax Private Equity Fund VI-B, L.P.	Private Equity	12/31/2025	2,464,685	2,948,025	*,5
CIVC Partners Fund VI, L.P.	Private Equity	12/31/2025	8,987,321	10,269,364	*,⁺,7
CIVC Partners Fund VI-A, L.P.	Private Equity	12/31/2025	1,021,441	1,165,469	*,⁺,5
Consonance Concord CF PV, L.P.	Private Equity	11/19/2025	9,387,432	9,301,092	*,⁺,5
Excellere Capital Fund II, L.P.	Private Equity	09/30/2025	2,120,230	2,409,669	*,⁺,5
Excellere Capital Fund III, L.P.	Private Equity	09/30/2025	10,519,911	10,083,025	*,⁺,5
Frontier Continuation Fund V, L.P.	Private Equity	11/20/2025	13,610,223	13,451,163	*,⁺,5
FS Equity Partners IX, L.P.	Private Equity	12/31/2025	1,654,200	1,730,773	*,⁺,5
FS Equity Partners VIII, L.P.	Private Equity	12/31/2025	27,059,666	29,933,304	*,⁺,6
Golden Gate Capital Fund VII-A, L.P.	Private Equity	12/31/2025	—	—	*,⁺,5
Golden Gate Capital Opportunity Fund-A, L.P.	Private Equity	12/31/2025	39,158,042	53,032,211	*,⁺,5
GrandBanks Capital Venture Fund II LP	Private Equity	09/30/2025	909,690	1,098,204	*,⁺,5
Great Hill Equity Partners VI, L.P.	Private Equity	12/31/2025	5,477,138	6,170,826	*,⁺,5,6
Great Hill Equity Partners VI-A, L.P.	Private Equity	12/31/2025	6,511	15,646	*,5,6
Great Hill Equity Partners VII, L.P.	Private Equity	12/31/2025	3,850,591	4,377,745	*,⁺,5,6
Great Hill Equity Partners VII-A, L.P.	Private Equity	12/31/2025	569,958	673,847	*,5,6

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
Great Hill Equity Partners VIII, L.P.	Private Equity	12/31/2025	$8,806,958	$9,930,109	*,⁺,5
GTCR Oak Fund LP	Private Equity	12/16/2025	18,679,971	18,544,782	*,⁺,5
H.I.G. Small-Cap & Growth Buyout Fund IV, L.P.	Private Equity	12/31/2025	—	—	*,⁺,5
Kinderhook Capital Waste CV, L.P.	Private Equity	10/21/2025	6,005,403	6,176,435	*,⁺,5
KKR Health Care Strategic Growth Fund L.P.	Private Equity	10/01/2025	3,616,124	3,816,197	*,⁺,5
KPS Special Situations Fund IV, LP	Private Equity	09/30/2025	258,916	862,153	*,⁺,6
KPS Special Situations Fund V (A), LP	Private Equity	09/30/2025	72,011	208,956	⁺,5
KPS Special Situations Fund V, LP	Private Equity	09/30/2025	554,646	1,598,387	⁺,6
KPS Special Situations Fund VI (A), LP	Private Equity	09/30/2025	6,730	18,017	*,⁺,5
KPS Special Situations Fund VI, LP	Private Equity	09/30/2025	58,105	166,492	*,⁺,6
KPS Special Situations Mid-Cap Fund II, LP	Private Equity	09/30/2025	—	—	*,⁺,6
KPS Special Situations Mid-Cap Fund, LP	Private Equity	09/30/2025	327,896	1,229,207	⁺,6
Linden Capital Partners IV-A LP	Private Equity	09/30/2025	2,751,286	3,363,451	⁺,5
Marlin Heritage, L.P.	Private Equity	12/31/2025	2,118,378	2,303,272	*,⁺,5
Marlin Heritage II, L.P.	Private Equity	12/31/2025	4,776,941	4,502,846	*,⁺,6
Marlin Heritage II-A, L.P.	Private Equity	12/31/2025	1,193,982	1,125,364	*,⁺,5
MiddleGround Partners II, L.P.	Private Equity	12/31/2025	15,548,866	16,644,175	*,5
Monogram Capital Partners I, L.P.	Private Equity	09/30/2025	3,732,972	3,081,207	*,⁺,7
Monogram Capital Partners II, L.P.	Private Equity	09/30/2025	2,635,587	2,262,434	*,⁺,5,7
Monogram Capital Partners III PV, L.P.	Private Equity	09/30/2025	3,869,620	3,624,970	*,⁺,5
Nautic Partners IX, L.P.	Private Equity	12/31/2025	15,042,522	17,734,661	*,⁺,6
Nautic Partners X, L.P.	Private Equity	12/31/2025	37,194,494	42,571,849	*,⁺,6
Nautic Partners XI, L.P.	Private Equity	12/31/2025	7,399,065	7,608,033	*,⁺,6
Odyssey Investment Partners Fund V, LP	Private Equity	12/31/2025	1,621,470	1,963,443	*,⁺,5
Odyssey Investment Partners Fund VI, LP	Private Equity	12/31/2025	33,975,030	45,438,197	*,⁺,6
Odyssey Investment Partners Fund VI-A, LP	Private Equity	12/31/2025	1,069,729	1,478,035	*,⁺,6
OCP North Fund Offshore LP	Private Equity	09/30/2025	26,250,000	34,939,527	*,⁺,5
PWP Growth Equity Fund I (B) LP	Private Equity	09/30/2025	1,138,518	1,476,583	*,⁺,5
PWP Growth Equity Fund II B LP	Private Equity	09/30/2025	1,306,313	1,991,756	*,⁺,5
Rembrandt Venture Partners Fund Two, L.P.	Private Equity	09/30/2025	958,731	1,047,835	*,6
Roark Capital Partners II Sidecar LP	Private Equity	12/31/2025	3,645,852	3,742,461	*,⁺,5
Roark Capital Partners V (TE) LP	Private Equity	12/31/2025	5,815,515	6,596,008	*,⁺,5
Sterling Investment Partners XK Opportunities Fund-A, L.P.	Private Equity	10/23/2025	12,003,890	11,862,335	*,⁺,5
Summit Partners Growth Equity Fund X-A, L.P.	Private Equity	09/30/2025	9,071,463	10,126,568	*,⁺,7
Summit Partners Growth Equity Fund X-B, L.P.	Private Equity	09/30/2025	3,628,643	4,095,086	*,⁺,5
Summit Partners Growth Equity Fund XI-A, L.P.	Private Equity	09/30/2025	19,927,741	21,859,423	*,⁺,6,7
Summit Partners Growth Equity Fund XI-B, L.P.	Private Equity	09/30/2025	2,668,993	2,918,584	*,⁺,5
Stone Point CV, L.P.	Private Equity	10/29/2025	10,151,867	11,115,945	*,⁺,5
TA XII-A, L.P.	Private Equity	12/31/2025	4,321,120	5,306,546	*,⁺,6
TA XII-B, L.P.	Private Equity	12/31/2025	1,448,625	1,774,729	*,⁺,5
TA XIII-A, L.P.	Private Equity	12/31/2025	7,597,044	8,751,285	*,⁺,6

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
North America (continued)
TA XIII-B, L.P.	Private Equity	12/31/2025	$845,090	$973,335	*,⁺,5
Trive Capital Fund I (Offshore) LP	Private Equity	09/30/2025	228,236	292,613	*,⁺,5
Trive Capital Fund II (Offshore) LP	Private Equity	09/30/2025	1,159,778	1,312,334	*,⁺,5
Trive Capital Fund III-A LP	Private Equity	09/30/2025	1,070,756	3,126,855	*,⁺,5
TSG9 L.P.	Private Equity	12/31/2025	11,241,576	12,144,619	*,⁺,6
TSG9 Parallel L.P.	Private Equity	12/31/2025	1,226,591	1,337,519	*,⁺,5
Vista Equity Endeavor Fund I-A, L.P.	Private Equity	12/31/2025	7,391,087	9,148,579	*,⁺,6
Vista Equity Endeavor Fund II, L.P.	Private Equity	12/31/2025	2,767,823	3,631,510	*,⁺,6
Vista Equity Endeavor Fund II-A, L.P.	Private Equity	12/31/2025	7,146,112	9,376,657	*,⁺,6
Vista Equity Partners Fund V, L.P.	Private Equity	12/31/2025	15,314,755	16,099,843	*,⁺,6
Vista Equity Partners Fund VII, L.P.	Private Equity	12/31/2025	3,545,483	4,577,284	*,⁺,6
Vista Foundation Fund III-A, L.P.	Private Equity	12/31/2025	9,692,997	12,638,793	*,⁺,6
Warburg Pincus Financial Sector, L.P.	Private Equity	09/30/2025	1,983,103	2,275,968	*,⁺,5
Total North America			$476,007,713	$553,469,544

Rest of World - 0.4% of NAV
Fortissimo Capital Fund III (Cayman), L.P.	Private Equity	09/30/2025	$818,204	$1,682,959	*,⁺,5
Fortissimo Capital Fund IV, L.P.	Private Equity	09/30/2025	2,146,379	3,110,796	*,⁺,5
Total Rest of World			$2,964,583	$4,793,755
Total Non-Controlled/Non-Affiliated Secondary Investments			$525,116,739	$611,799,847

Public Securities - Non-Controlled/Non-Affiliated - 0.9% of NAV					1,2,3,4
North America - 0.9% of NAV
Karman Holdings Inc. (169,868 common shares)	Public Securities	09/30/2025	$1,353,461	$12,429,242	*,5,8
Total North America			$1,353,461	$12,429,242
Total Non-Controlled/Non-Affiliated Public Securities			$1,353,461	$12,429,242

Short-Term Investments - Non-Controlled/Non-Affiliated - 17.0% of NAV
Fidelity Investments Money Market Government
Portfolio — Class I, 3.67% (230,625,239 shares)	Money Market	N/A	$230,625,239	$230,625,239	9,10
Total Non-Controlled/Non-Affiliated Short-Term Investments			$230,625,239	$230,625,239
Total Non-Controlled/Non-Affiliated Investments - 69.9% of NAV			$851,846,401	$949,511,164
Other assets in excess of liabilities - 30.1% of NAV				$408,632,451
Net Assets - 100.0% of NAV				$1,358,143,615

*	Investment is non-income producing.

⁺	Investment has been committed to but has not been fully funded.

1	Geographic region generally reflects the location of the investment manager or company.

2	Investments do not issue shares or hold outstanding principal, except where noted. The terms "shares" and "units" are used interchangeably.

3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.

4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment (together “Private Equity Assets”) has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such Private Equity Assets (including any of its affiliates).

5	All or a portion of this security is held by STPEX Subsidiary LLC.

6	All or a portion of this security is held by STPEX Cayman LLC.

StepStone Private Equity Strategies Fund

Consolidated Schedule of Investments (continued)
December 31, 2025 (unaudited)

7	All or a portion of this security is held by STPEX LLC.

8	Investments are subject to contractual resale restrictions and may not be sold or transferred until the lock-up period expires on July 20, 2026.

9	The audited financial statements of the investment can be found at sec.gov.

10	The rate reported is the 7-day effective yield at the period end.

4